Operating Segment Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Imaging And Solutions USD ($)	Mar. 31, 2012 Imaging And Solutions JPY (¥)	Mar. 31, 2011 Imaging And Solutions JPY (¥)	Mar. 31, 2010 Imaging And Solutions JPY (¥)	Mar. 31, 2012 Industrial Products USD ($)	Mar. 31, 2012 Industrial Products JPY (¥)	Mar. 31, 2011 Industrial Products JPY (¥)	Mar. 31, 2010 Industrial Products JPY (¥)	Mar. 31, 2012 Other USD ($)	Mar. 31, 2012 Other JPY (¥)	Mar. 31, 2011 Other JPY (¥)	Mar. 31, 2010 Other JPY (¥)
Segment Reporting Information [Line Items]
Intersegment transaction	$ (57,695)	¥ (4,731,000)	¥ (5,413,000)	¥ (4,436,000)
Total segment sales	23,213,134	1,903,477,000	1,941,336,000	2,015,811,000	20,375,268	1,670,772,000	1,712,630,000	1,789,717,000	1,235,549	101,315,000	112,243,000	106,128,000	1,660,012	136,121,000	121,876,000	124,402,000
Total segment profit	592,012	48,545,000	128,381,000	135,525,000	686,549	56,297,000	132,286,000	140,327,000	(21,244)	(1,742,000)	1,006,000	(1,355,000)	(73,293)	(6,010,000)	(4,911,000)	(3,447,000)
Corporate expenses and elimination	(812,354)	(66,613,000)	(70,310,000)	(69,624,000)
Interest and dividend income	38,159	3,129,000	2,985,000	3,471,000
Interest expense	(85,110)	(6,979,000)	(8,528,000)	(8,139,000)
Foreign currency exchange loss, net	(53,110)	(4,355,000)	(5,956,000)	(5,159,000)
Losses on impairment of securities	(61,122)	(5,012,000)	(1,844,000)	(169,000)
Other, net	(7,951)	(652,000)	(559,000)	1,177,000
Income (loss) before income taxes and equity in earnings of affiliates	$ (389,476)	¥ (31,937,000)	¥ 44,169,000	¥ 57,082,000